APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Mutual Funds Trust
	Two International Place
	Boston, Massachusetts 02110

2.The name of each series or class of securities for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Eaton Vance Diversified Currency Income Fund
	Eaton Vance Emerging and Frontier Countries Equity Fund Eaton Vance Emerging Markets Local Income Fund
	Eaton Vance Floating-Rate Fund
	Eaton Vance Floating-Rate Advantage Fund
	Eaton Vance Floating-Rate & High Income Fund
	Eaton Vance Global Income Builder Fund
	Eaton Vance Global Macro Absolute Return Fund
	Eaton Vance Global Macro Absolute Return Advantage Fund Eaton Vance Global Small-Cap Equity Fund
	Eaton Vance Government Opportunities Fund
	Eaton Vance High Income Opportunities Fund
	Eaton Vance Multi-Asset Credit Fund
	Eaton Vance Short Duration Government Income Fund
	Eaton Vance Short Duration High Income Fund
	Eaton Vance Short Duration Strategic Income Fund
	Eaton Vance Tax-Managed Equity Asset Allocation Fund Eaton Vance Tax-Managed Global Dividend Income Fund Eaton Vance Tax-Managed Multi-Cap Growth Fund
	Eaton Vance Tax-Managed Small-Cap Fund
	Eaton Vance Tax-Managed Value Fund
	Parametric Tax-Managed International Equity Fund

3. Investment Company Act File Number:
				811-04015

    Securities Act File Number:
				002-90946

4(a). Last day of fiscal year for which this Form is filed:

				10/31/2018

4(b). Is this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
$	$20,121,124,554

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
$	$13,768,692,129

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$	$3,934,268,027

(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
$	$17,702,960,156

(v)    Net sales - if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
$	$2,418,164,398

(vi)   Redemption credits available for use in future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:
$	$0

(vii)  Multiplier for determining registration fee
 (See Instructions C.9):
x	0.0001212

(viii) Registration fee due
[multiply Item 5(v) by Item 5(vii)]
(enter
"0" if no fee is due):
=	$293,081.53


6. Prepaid Shares

If the response to item 5(i) was determined
 by deducting an amount
of securities that were registered under the
Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of recession of
rule 24e-2], then report the amount of securities
(number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other units that
 were registered pursuant
to rule 24e-2 remaining unsold at the end of the
fiscal year for which this
Form is filed that are available for use by the
issuer in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being filed more
than 90 days after the end
of the issuer's fiscal year (See Instruction D):
$0.00


8. Total of the amount of the registration
fee due plus any interest
due [line 5(viii) plus line 7]:
$293,081.53


9. Date the registration fee and any
 interest payment was sent to
the Commission's lockbox depository:
					1/29/2019
Method of delivery:
Wire Transfer		X
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Daniel Saltus
Vice President of Eaton Vance Management

Date: 01/29/2019